Label	Element	Value
In Accordance With I F R S9 [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 4,946,991,000
Share Premium [Member] | In Accordance With I F R S9 [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	37,254,000
Issued Capital [Member] | In Accordance With I F R S9 [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	5,288,432,000
Retained Earnings [Member] | In Accordance With I F R S9 [Member]
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	aem_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	39,385,000
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(559,504,000)
Reserve Of Sharebased Payments [Member] | In Accordance With I F R S9 [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	186,754,000
Other Reserves [Member] | In Accordance With I F R S9 [Member]
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	aem_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(39,385,000)
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	aem_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (5,945,000)